Tax Effects of Temporary Differences Representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Accrued expenses	$ 138.6	$ 112.8
Postretirement benefit plans	94.1	15.8
Net operating loss carryforwards	58.6	68.2
Allowance for losses on receivables	50.1	47.3
Tax credit carryfowards	15.8	57.5
Other	89.1	80.9
Deferred Tax Assets, Gross, Total	446.3	382.5
Valuation allowance	(16.4)	(12.4)
Deferred Tax Assets Net	429.9	370.1
Liabilities:
Financial Services leasing depreciation	(721.8)	(532.6)
Depreciation and amortization	(161.3)	(162.1)
Other	(12.1)	(4.7)
Deferred Tax Liabilities	(895.2)	(699.4)
Net deferred tax liability	$ (465.3)	$ (329.3)